Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	Crown Crafts, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-7604
Entity, Tax Identification Number	58-0678148
Entity, Address, Address Line One	8184 Highway 44, Suite 111
Entity, Address, City or Town	Gonzales
Entity, Address, State or Province	LA
Entity, Address, Postal Zip Code	70737
City Area Code	225
Local Phone Number	647-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CRWS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000025895